SHARE-BASED COMPENSATION PLAN (Tables)	6 Months Ended
Jun. 30, 2023
SHARE-BASED COMPENSATION PLAN
Schedule of changes in long term compensation plans

The roll-forward arrangements are set out below:

	Number of shares
	June 30,	December 31,
	2023	2022
Opening balance	7,583,185	5,415,754
Granted during of the period	3,318,892	4,152,200
Exercised (1)	(244,464)	(1,474,506)
Exercised due to resignation (1)	(24,743)	(175,552)
Abandoned/cancelled due to resignation	(225,126)	(334,711)
Closing balance	10,407,744	7,583,185

1)	The average price of the share options exercised and exercised due to termination of employment on June 30, 2023 was R$47.78 (forty seven reais and seventy eight cents) ((R$48.79 (forty eight reais and seventy nine cents) as at December 31, 2022).

Summary of position for restricted share plan

The position is set forth below:

	Date of
	execution of		Price on			Restricted year for
Program	the contract	Grant date	grant date		Shares Granted	transfer of shares
2020	01/02/2020	01/02/2021	R$	51.70	111,685	01/02/2024
2021	01/02/2021	01/02/2022	R$	53.81	113,161	01/02/2025
2022	01/02/2022	01/02/2023	R$	52.00	101,164	01/02/2026
2023	01/02/2023	01/02/2023	R$	49.58	161,355	01/02/2026
					487,365

Schedule of amounts corresponding to services received and recognized

The amounts corresponding to the services received and recognized are set forth below:

	Liabilities and Equity		Statement of income and Equity
	June 30,	December 31,	June 30,	June 30,
	2023	2022	2023	2022
Non-current liabilities
Provision for phantom stock plan	183,589	162,117	(32,731)	(31,389)
Equity
Stock options granted	22,584	20,790	(4,159)	(2,668)
Shares granted		(2,365)		2,365
	22,584	18,425	(4,159)	(303)
			(36,890)	(31,692)